SoFi Smart Energy ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Auto Manufacturers - 4.8%
BYD Co. Ltd. - H Shares	2,065	$50,663
Proterra, Inc. (1)	11,086	61,416
Tesla, Inc. (1)	210	40,887
		152,966
Commercial Services - 6.0%
Quanta Services, Inc.	473	70,893
Vivint Smart Home, Inc. (1)	12,869	119,425
		190,318
Distribution & Wholesale - 1.4%
Resideo Technologies, Inc. (1)	2,857	46,283

Electric - 2.1%
Ameresco, Inc. - Class A (1)	1,016	66,568

Electrical Components & Equipment - 16.0%
ABB Ltd.	2,187	67,395
Blink Charging Co. (1)(2)	2,953	40,988
ChargePoint Holdings, Inc. - Class A (1)	4,065	50,487
EnerSys	973	73,539
Nexans SA	666	57,672
Prysmian SpA	2,064	70,982
Schneider Electric SE	480	68,659
SMA Solar Technology AG	1,267	82,253
		511,975
Electronics - 8.8%
Advanced Energy Industries, Inc.	702	65,033
Itron, Inc. (1)	1,106	58,817
Smart Metering Systems PLC	5,793	55,260
Trimble, Inc. (1)	934	55,807
Vicor Corp. (1)	868	46,863
		281,780
Energy - Alternate Sources - 28.8%
Ballard Power Systems, Inc. (1)	7,891	47,787
Canadian Solar, Inc. (1)	1,796	64,387
Enphase Energy, Inc. (1)	224	71,812
Fluence Energy, Inc. - Class A (1)	4,516	77,585
FuelCell Energy, Inc. (1)	17,254	59,699
ITM Power PLC (1)	26,282	32,285
Landis+Gyr Group AG	1,001	68,817
Meyer Burger Technology AG (1)	120,855	63,678
Plug Power, Inc. (1)	2,767	44,161
SolarEdge Technologies, Inc. (1)	218	65,151
Stem, Inc. (1)	5,592	73,087
Sunnova Energy International, Inc. (1)	2,566	58,582
SunPower Corp. (1)	2,930	71,053
Sunrun, Inc. (1)	2,120	69,070
Xinyi Solar Holdings Ltd.	48,297	55,750
		922,904
Engineering & Construction - 3.7%
Alfen Beheer BV (1)	558	52,720
MYR Group, Inc. (1)	681	65,056
		117,776
Hand & Machine Tools - 2.1%
Meidensha Corp.	4,826	68,721

Industrial Other - 1.9%
Nibe Industries AB - B Shares (1)	6,758	62,093

Leisure Time - 1.3%
Gogoro, Inc. (1)	11,006	40,392

Machinery - Construction & Mining - 3.7%
Bloom Energy Corp. - Class A (1)	3,033	64,572
Tritium DCFC Ltd. (1)	10,051	16,082
Wallbox NV (1)(2)	6,974	39,194
		119,848
Machinery - Diversified - 0.1%
Accelleron Industries AG (1)	109	2,199

Metal Fabricate & Hardware - 2.5%
Valmont Industries, Inc.	239	80,940

Miscellaneous Manufacturers - 7.0%
Alstom SA	2,749	70,367
Eaton Corp PLC	440	71,918
Siemens AG (1)	596	80,526
		222,811
Retail - 1.5%
EVgo, Inc. - Class A (1)(2)	7,314	46,810

Semiconductors - 6.3%
Analog Devices, Inc. (2)	370	63,607
Infineon Technologies AG (1)	2,326	75,489
NXP Semiconductors NV	352	61,896
		200,992
Software - 1.7%
Veritone, Inc. (1)	7,992	53,866
Total Common Stocks
(Cost $3,482,051)		3,189,242

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund, Class X, 3.668% (3)	9,664	9,664
Total Short-Term Investments
(Cost $9,664)		9,664

Investments Purchased with Collateral from Securities Lending - 5.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (3)	175,997	175,997
Total Investments Purchased with Collateral from Securities Lending
(Cost $175,997)		175,997

Total Investments in Securities - 105.5%
(Cost $3,667,712)		3,374,903
Liabilities in Excess of Other Assets - (5.5)%		(175,313)
Total Net Assets - 100.0%		$3,199,590

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2022. Total loaned securities had a value of $180,974 or 5.7% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The SoFi Smart Energy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$3,189,242	$–	$–	$3,189,242
Short-Term Investments	–	9,664	–	–	9,664
Investments Purchased With Collateral From Securities Lending (2)	175,997	–	–	–	175,997
Total Investments in Securities	$175,997	$3,198,906	$–	$–	$3,374,903

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.